united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/16

Item 1. Reports to Stockholders.

Annual Report

June 30, 2016

Quantified Managed Income Fund

Investor Class Shares QBDSX

Advisor Class Shares QBDAX

Quantified All-Cap Equity Fund

Investor Class Shares QACFX

Advisor Class Shares QACAX

Quantified Market Leaders Fund

Investor Class Shares QMLFX

Advisor Class Shares QMLAX

Quantified Alternative Investment Fund

Investor Class Shares QALTX

Advisor Class Shares QALAX

Quantified STF Fund

Investor Class Share QSTFX

Advisor Class Shares QSTAX

1-855-64-QUANT (1-855-647-8268)

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

August 15, 2016

Dear Shareholders:

This Annual Report for the Quantified Funds covers the period from July 1, 2015 – June 30, 2016. The Quantified Funds are comprised of the Quantified All-Cap Equity Fund, the Quantified Alternative Investment Fund, the Quantified Managed Bond Fund (whose name was changed to the Quantified Managed Income Fund on August 4, 2015), the Quantified Market Leaders Fund, and the Quantified STF Fund. The Sub-adviser for the Funds is Flexible Plan Investments, Ltd. All of the Quantified Funds are actively managed with dynamic, computer-driven, risk managed strategies that have been time tested to respond to many different markets.

The Quantified All-Cap Equity Fund had a negative return of -1.33% for the period compared with 3.99% for the S&P 500 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. The Fund continued to allocate 80% of the portfolio to stock baskets. Stocks in the the S&P 500 and ADR universe are screened quarterly. At the end of the period, the portfolio was 90% allocated to small or midcap equities. The Sub-advisor had also purchased a 20% overlay comprised of S&P 500 E-mini contracts.

The Quantified Alternative Investment Fund had a negative return of -2.75% for the period versus 3.99% for the S&P 500 Total Return Index. The Fund’s investment objective is to seek high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk. The staggered monthly momentum ranking-based rebalances in alternative ETF baskets proved challenging in the volatile, but essentially sideways-moving market that prevailed during the period. However, the long/short futures overly of an up to 25% allocation in Nasdaq 100 and S&P 500 Index E-mini contracts contributed to the Fund’s positive performance in the second half of the period (+1.00%).

The Quantified Managed Income Fund returned 3.89% for the period compared with 6.00% for the Barclays Aggregate Bond Index. The Fund’s investment objective is to seek high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk. In August 2015, the Fund changed certain of its principal investment strategies to expand the universe of income-producing securities in which it invests and discontinued its 80% bond investment policy. The inclusion of equity income producing securities shortly before a downturn in the market is the reason for the Fund’s underperformance during the latter part of 2015. For the six months ending June 30, 2016, the Fund returned 5.17%, while the Barclays Aggregate Bond Index returned 5.31%.

The Quantified Market Leaders Fund had a negative return of -4.46% for the period versus a return of 1.64% for the DJ Wilshire 5000 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk.  The weekly relative strength-based rebalances resulted in the Fund’s being underexposed in equity in October 2015 and February 2016, as the market recovered from sharp declines. The Fund’s performance in the first two quarters of this year has been much more in line with that of its benchmark. For the six-month period ending June 30, 2016, the Fund returned 3.23%, while the DJ Wilshire 5000 Total Return Index returned 3.69%.

The Quantified STF Fund, which began operations on November 13, 2015, returned a negative -17.50% from its inception through June 30, 2016 compared with a negative return of -1.08% for the NASDAQ 100 Index for the same period. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. Investments are based solely on the price movements of the NASDAQ 100 Index. The volatility and frequent trend reversals in the market during the period worked against the trend-based signals of the STF strategy.

Thank you for your trust in us. If at any time you would like further information about the Funds or Flexible Plan’s investment approach, please go to the website of Flexible Plan, the Sub-adviser, at www.flexibleplan.com/market_hotline.

Jerry Wagner	Catherine Ayers-Rigsby
Flexible Plan Investments, Ltd.	Advisors Preferred, LLC
Sub-adviser	Adviser

Quantified Managed Income Fund
Portfolio Review (Unaudited)
June 30, 2016

The Fund's performance figures* for the periods ended June 30, 2016, as compared to its benchmark:
			Annualized
		Since Inception	Since Inception
	One Year	March 18, 2016	August 9, 2013
Quantified Managed Income Fund - Investor Class	3.89%	N/A	1.19%
Quantified Managed Income Fund - Advisor Class	N/A	3.32	N/A
Barclays Aggregate Bond Index **	6.00%	2.81%	4.12%

Comparison of Change in Value of a $10,000 Investment.
Since Inception through June 30, 2016 +

+ Inception date is August 9, 2013
* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2015, was 1.79% for Investor Class and 2.39% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.
** Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Portfolio holdings by types of investmentsas of June 30, 2016 are as follows:

Holdings by Type of Investment:	% of Net Assets
Exchange Traded Funds:
Debt Funds	78.0%
Equity Fund	8.4%
Common Stock	10.3%
Money Market Funds	3.6%
Liabilities less Other Assets	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016
Shares		Value
	COMMON STOCK - 10.3%
	BEVERAGES - 1.0%
3,835	PepsiCo, Inc.	$ 406,280

	ENVIRONMENTAL CONTROL - 1.1%
6,377	Waste Management, Inc.	422,604

	HOUSEHOLD PRODUCTS / WARES - 2.1%
3,938	Church & Dwight Co., Inc.	405,181
2,995	Clorox Co.	414,478
		819,659
	INSURANCE - 4.1%
5,375	Arch Capital Group Ltd. *	387,000
2,191	Everest Re Group Ltd.	400,230
7,417	ProAssurance Corp.	397,180
3,386	Travelers Cos., Inc.	403,070
		1,587,480
	REITS - 2.0%
23,862	Apollo Commercial Real Estate Finance, Inc.	383,462
53,657	MFA Financial, Inc.	390,086
		773,548

	TOTAL COMMON STOCK (Cost - $3,768,992)	4,009,571

	EXCHANGE TRADED FUNDS - 86.4%
	DEBT FUNDS - 78.0%
29,785	iShares 7-10 Year Treasury Bond ETF	3,364,812
14,950	iShares 20+ Year Treasury Bond ETF	2,076,555
14,069	iShares Core U.S. Aggregate Bond ETF	1,583,747
14,006	iShares iBoxx $ High Yield Corporate Bond ETF	1,186,168
41,040	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,036,839
34,737	Peritus High Yield ETF	1,175,847
27,064	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	2,620,878
198,130	PowerShares Emerging Markets Sovereign Debt Portoflio	5,860,685
50,351	SPDR Barclays High Yield ETF	1,797,531
78,863	SPDR Doubleline Total Return Tactical ETF	3,936,841
18,806	Vanguard Total Bond Market ETF	1,585,346
		30,225,249
	EQUITY FUNDS - 8.4%
18,237	iShares Select Dividend ETF	1,555,251
6,879	Schwab U.S. REIT ETF	298,824
25,308	SPDR Ssga Income Allocation ETF	790,116
8,329	WisdomTree LargeCap Dividend Fund	631,005
		3,275,196

	TOTAL EXCHANGE TRADED FUNDS (Cost - $32,792,558)	33,500,445

	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUNDS - 3.6%
695,548	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.25% (a)	695,548
695,547	First American Government Obligations Fund 0.24% (a)	695,547
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,391,095)	1,391,095

See accompanying notes to financial statements.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016
Shares		Value
	TOTAL INVESTMENTS - 100.3% (Cost - $37,952,645) (b)	$ 38,901,111
	OTHER ASSETS LESS LIABILITIES - (0.3) %	(133,168)
	NET ASSETS - 100.0%	$ 38,767,943

	ETF - Exchange Traded Fund
	REIT - Real Estate Investment Trust
*	Non-Income producing investment.
(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,000,356 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 921,727
	Unrealized Depreciation:	(20,972)
	Net Unrealized Appreciation:	$ 900,755

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
Portfolio Review (Unaudited)
June 30, 2016

The Fund's performance figures* for the periods ended June 30, 2016, as compared to its benchmark:
			Annualized
		Since Inception	Since Inception
	One Year	March 18, 2016	August 9, 2013
Quantified All-Cap Equity Fund - Investor Class	(1.33)%	N/A	1.22%
Quantified All-Cap Equity Fund - Advisor Class	N/A	4.44%	N/A
S&P 500 Total Return Index **	3.99%	3.01%	10.05%

Comparison of Change in Value of a $10,000 Investment.
Since Inception through June 30, 2016 +

+ Inception date is August 9, 2013
* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2015, was 1.61% for Investor Class and 2.21% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.
** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio holdings by types of investments as of June 30,2016 are as follows:

Holdings by Sector: ^	% of Net Assets
Exchange Traded Funds:
Debt Funds	15.5%
Common Stock:
Reits	9.2%
Commercial Services	6.5%
Semiconductors	4.1%
Real Estate	3.9%
Agriculture	3.1%
Building Materials	2.6%
Gas	2.6%
Money Market Funds	13.0%
Other Investments and Other Assets less Liabilities	39.5%
100.0%

^ The Holdings by type of Investment detail does not include derivative exposure.
Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016
Shares				Value
	COMMON STOCKS - 68.0%
	ADVERTISING - 0.4%
160	Omnicom Group, Inc.			$ 13,038

	AEROSPACE / DEFENSE - 0.9%
713	Ducommun, Inc. *			14,103
57	Lockheed Martin Corp.			14,146
				28,249
	AGRICULTURE - 3.1%
200	Altria Group, Inc.			13,792
1,868	Archer-Daniels-Midland Co.			80,119
				93,911
	AIRLINES - 0.8%
150	Allegiant Travel Co.			22,725

	BANKS - 1.5%
326	Bank of America Corp.			4,326
1,415	First NBC Bank Holding Co. *			23,758
201	HDFC Bank Ltd. - ADR			13,336
171	Morgan Stanley			4,443
				45,863
	BEVERAGES - 0.5%
132	PepsiCo, Inc.			13,984

	BIOTECHNOLOGY - 1.6%
101	Biogen, Inc.*			24,424
226	United Therapeutics Corp. *			23,938
				48,362
	BUILDING MATERIALS - 2.6%
927	Drew Industries, Inc.			78,647

	CHEMICALS - 0.3%
369	Sociedad Quimica y Minera de Chile SA - ADR			9,122

	COMMERCIAL SERVICES - 6.5%
143	Cintas Corp.			14,033
799	Gartner, Inc. *			77,830
2,503	HealthEquity, Inc. *			76,054
86	MarketAxess Holdings, Inc.			12,504
217	New Oriental Education & Technology Group, Inc. - ADR			9,088
153	TAL Education Group - ADR			9,495
				199,004
	COMPUTERS - 1.8%
185	Convergys Corp.			4,625
180	EMC Corp.			4,891
123	Lexmark International, Inc.			4,643
1,897	Mentor Graphics Corp.			40,330
				54,489
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
1,031	E*TRADE Financial Corp			24,218

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016
Shares				Value
	ELECTRIC - 2.0%
2,627	NRG Energy, Inc.			$ 39,379
336	Pampa Energia SA - ADR *			9,186
219	Westar Energy, Inc.			12,284
				60,849
	ELECTRIAL COMPONANTS & EQUIPMENT - 1.4%
3,271	General Cable Corp.			41,574

	ELECTRONICS - 0.3%
335	Park Electrochemical Corp.			4,868
79	Rogers Corp. *			4,827
				9,695
	ENGINEERING & CONSTRUCTION - 0.8%
155	Dycom Industries, Inc. *			13,913
90	Grupo Aeroportuario del Pacifico SAB de CV - ADR			9,237
				23,150
	ENTERTAINMENT - 0.5%
783	Isle of Capri Casinos, Inc. *			14,345

	FOOD - 1.6%
512	Delhaize Group - ADR			13,445
98	Ingredion, Inc.			12,682
1,352	Marine Harvest ASA - ADR			22,849
				48,976
	GAS - 2.6%
1,387	National Fuel Gas Co.			78,892

	HAND / MACHINE TOOLS - 0.1%
80	Regal Beloit Corp.			4,404

	HEALTHCARE - PRODUCTS - 1.0%
112	ABIOMED, Inc. *			12,240
68	Cantel Medical Corp.			4,674
233	NuVasive, Inc. *			13,915
				30,829
	HEALTHCARE - SERVICES - 0.5%
35	Cigna Corp.			4,480
25	Humana, Inc.			4,497
117	LHC Group, Inc. *			5,064
				14,041
	HOUSEHOLD PRODUCTS - 1.3%
556	Central Garden & Pet Co. *			12,693
1,250	Central Garden & Pet Co. *			27,138
				39,831
	INSURANCE - 2.3%
101	Aspen Insurance Holdings Ltd.			4,684
292	Berkshire Hathaway, Inc. *			42,279
70	Endurance Specialty Holdings Ltd.			4,701
53	Hanover Insurance Group, Inc.			4,485
199	Marsh & McLennan Cos, Inc.			13,624
				69,773

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016
Shares				Value
	INTERNET - 1.8%
942	eBay, Inc. *			$ 22,052
1,137	Symantec Corp.			23,354
333	Weibo Corp. *			9,461
				54,867
	MACHINERY - DIVERSIFIED - 1.3%
1,638	Chart Industries, Inc. *			39,525

	METAL FABRICATE - 0.5%
500	Tenaris SA			14,420

	MINING - 0.3%
516	AngloGold Ashanti Ltd. *			9,319

	MISCELLANEOUS MANUFACTURING - 1.3%
78	3M Co.			13,659
334	Fabrinet *			12,398
129	Illinois Tool Works, Inc.			13,437
				39,494
	OIL & GAS - 1.3%
919	Newfield Exploration Co. *			40,601

	PHARMACEUTICALS - 1.8%
117	Johnson & Johnson			14,192
3,132	SciClone Pharmaceuticals, Inc. *			40,904
				55,096
	REITS - 13.1%
130	AvalonBay Communities, Inc.			23,451
5,917	CareTrust REIT, Inc.			81,536
921	Equity Residential			63,438
5,721	Four Corners Property Trust, Inc.			117,795
881	Macerich Co.			75,228
894	Medical Properties Trust, Inc.			13,598
314	Taubman Centers, Inc.			23,299
				398,345
	RETAIL - 2.1%
105	Biglari Holdings, Inc. *			42,351
135	Macy's, Inc.			4,537
51	PVH Corp.			4,806
50	Ulta Salon Cosmetics & Fragrance, Inc. *			12,182
				63,876
	SEMICONDUCTORS - 4.1%
115	Cabot Microelectronics Corp.			4,869
526	CEVA, Inc. *			14,291
3,790	Integrated Device Technology, Inc. *			76,293
259	NVIDIA Corp.			12,176
293	Silicon Motion Technology Corp. - ADR			14,005
80	Texas Instruments, Inc.			5,012
				126,646

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016
Shares				Value
	SOFTWARE - 2.4%
319	Activision Blizzard, Inc.			$ 12,642
1,348	Digi International, Inc. *			14,464
45	Intuit, Inc.			5,022
302	Medidata Solutions, Inc. *			14,155
185	SAP SE			13,879
237	SPS Commerce, Inc. *			14,362
				74,524
	TELECOMMUNICATIONS - 1.6%
377	Chunghwa Telecom Co. Ltd. - ADR			13,685
948	KT Corp. - ADR			13,518
513	NTT DOCOMO, Inc. - ADR			13,856
152	Telekomunikasi Indonesia Persero Tbk PT - ADR			9,342
				50,401
	TRANSPORTATION - 0.4%
125	United Parcel Service, Inc.			13,465

	WATER - 0.8%
2,610	Cia de Saneamento Basico do Estado de Sao Paulo - ADR			23,385

	TOTAL COMMON STOCKS (Cost - $2,037,923)			2,071,935

	EXCHANGE TRADED FUNDS - 15.5%
	DEBT FUNDS - 15.5%
318	Direxion Daily 20 Year Plus Treasury Bull 3x Shares *			36,179
262	iShares 20+ Year Treasury Bond ETF			36,392
370	ProShares Ultra 20+ Year Treasury			36,212
10,174	SPDR Barclays High Yield Bond ETF			363,212
	TOTAL EXCHANGE TRADED FUNDS (Cost - $454,526)			471,995

	SHORT-TERM INVESTMENTS - 13.0%
	MONEY MARKET FUNDS - 13.0%
197,849	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.44% (a)			197,849
197,849	First American Government Obligation Fund 0.24% (a)			197,849
	TOTAL SHORT-TERM INVESTMENTS (Cost - $395,699)			395,698

	TOTAL INVESTMENTS - 96.5% (Cost - $2,888,147) (b)			$ 2,939,628
	OTHER ASSETS LESS LIABILITIES - 3.5%			107,022
	NET ASSETS - 100.0%			$ 3,046,650

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
*	Non-Income producing investment
(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $2,888,908 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 77,842
			Unrealized Depreciation:	(27,122)
			Net Unrealized Appreciation:	$ 50,720
	FUTURES CONTRACTS
	OPEN SHORT FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	June 30, 2016	Depreciation
(4)	S&P 500 E-Mini Future	September-16	$ (418,050)	$ (5,464)

See accompanying notes to financial statements.

Quantified Market Leaders Fund
Portfolio Review (Unaudited)
June 30, 2016

The Fund's performance figures* for the periods ended June 30, 2016, as compared to its benchmark:
			Annualized
		Since Inception	Since Inception
	One Year	March 18, 2016	August 9, 2013
Quantified Market Leaders Fund - Investor Class	(4.46)%	N/A	1.90%
Quantified Market Leaders Fund - Advisor Class	N/A	2.90%	N/A
Wilshire 5000 Index **	1.64%	3.51%	8.95%

Comparison of Change in Value of a $10,000 Investment.
Since Inception through June 30, 2016 +

+ Inception date is August 9, 2013
* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2015, was 2.04% for Investor Class and 2.64% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.
** The Wilshire 5000 Index is an unmanaged composite of US traded equity securities with readily available price data and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio holdings by types of investments as of June 30, 2016 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	80.8%
Money Market Funds	1.1%
Other Assets Less Liabilities	18.1%
100.0%

^ The Holdings by type of Investment detail does not include derivative exposure.
Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 80.8%
	EQUITY FUNDS - 80.8%
135,340	First Trust Morningstar Dividend Leaders Index	$ 3,631,172
143,634	iShares Russell Mid-Cap Value ETF	10,670,570
30,948	iShares S&P Mid-Cap 400 Value ETF	3,962,892
12,371	iShares S&P Small-Cap 600 Value ETF	1,445,304
122,040	iShares U.S. Real Estate ETF	10,043,892
150,008	iShares US Telecommunications ETF	4,995,266
200,498	Materials Select Sector SPDR Fund	9,291,077
219,231	Schwab U.S. Large-Cap Value ETF	9,819,357
50,569	Vanguard Telecommunication Services ETF	4,975,990
18,593	WisdomTree SmallCap Dividend Fund	1,332,374
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $55,625,018)	60,167,894

	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUNDS - 1.1%
397,165	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.25% (a)	397,165
397,166	First American Government Obligations Fund 0.24% (a)	397,166
	TOTAL SHORT-TERM INVESTMENTS (Cost - $794,331)	794,331

	TOTAL INVESTMENTS - 81.9% (Cost - $56,419,349) (b)	$ 60,962,225
	OTHER ASSETS LESS LIABILITIES - 18.1%	13,467,616
	NET ASSETS - 100.0%	$ 74,429,841

	ETF - Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $56,431,180 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 4,531,045
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 4,531,045

TOTAL RETURN SWAPS
Reference Entity	Number of Shares	Notional Amount at June 30, 2016	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
iShares Russell Mid-Cap Value ETF	38,770	2,759,705	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	$ 116,629
iShares S&P 500 Index ETF	37,598	7,947,067	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	(27,903)
iShares S&P MidCap 400 Value Index ETF	39,735	5,043,317	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	41,063
iShares S&P NA Tec. Semiconductor Index Fund ETF	147,592	14,097,324	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	(281,191)
iShares S&P SmallCap 600 Value Index ETF	24,878	2,893,553	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	10,829
iShares U.S. Real Estate ETF	60,959	4,539,806	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	470,722
iShares U.S. Telecommunications ETF	149,900	4,558,864	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	426,381
Schwab U.S. Large-Cap Value ETF	82,881	3,559,967	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	147,255
SPDR Materials Select Sector ETF	100,197	4,517,382	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	117,329
Vanguard Mega Cap 300 Value Index ETF	54,233	3,326,381	1-Mth USD_LIBOR plus 30 bp	12/9/2016	Credit Suisse	11,168
Total						$ 1,032,282

(1)	Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Quantified Alternative Investment Fund
Portfolio Review (Unaudited)
June 30, 2016

The Fund's performance figures* for the periods ended June 30, 2016, as compared to its benchmark:
			Annualized
		Since Inception	Since Inception
	One Year	March 18, 2016	August 9, 2013
Quantified Alternative Investment Fund - Investor Class	(2.75)%	N/A	1.70%
Quantified Alternative Investment Fund - Advisor Class	N/A	2.24%	N/A
S&P 500 Total Return Index **	3.99%	3.01%	10.05%

Comparison of Change in Value of a $10,000 Investment.
Since Inception through June 30, 2016 +

+ Inception date is August 9, 2013
* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2015, was 2.10% for Investor Class and 2.70% for Advisor Class shares. . For performance information current to the most recent month-end, please call 1-855-647-8268.
** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchamrk for Large-Cap stocks. Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

Portfolio holdings by types of investments as of June 30, 2016 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	68.3%
Asset Allocation Fund	3.6%
Open-Ended Mutual Funds:
Equity Funds	9.9%
Alternative Funds	3.5%
Asset Allocation Fund	1.6%
Money Market Funds	10.4%
Other Assets less Liabilities	2.7%
100.0%

^ The Holdings by type of Investment detail does not include derivative exposure.
Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016

Shares		Value
	OPEN-END FUND MUTUAL FUNDS - 15.0%
	ALTERNATIVE FUNDS - 3.5%
1,743	Schooner Hedged Alternative Income Fund - Institutional Class	$ 81,465
5,535	AQR Managed Futures Strategy Fund - Class I	57,564
		139,029
	ASSET ALLOCATION FUND - 1.6%
5,555	Putnam Absolute Return 700 Fund - Class A	61,938

	EQUITY FUNDS - 9.9%
10,553	PIMCO EqS Long/Short Fund - Institutional Class	123,365
5,302	Schwab Hedged Equity Fund		81,492
6,738	Turner Medical Sciences Long/Short Fund - Investor Class	82,204
6,693	Vanguard Market Neutral Fund - Investor Shares	79,111
2,168	Wasatch Long/Short Fund - Investor Class	26,710
		392,882

	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $628,094)	593,849

	EXCHANGE TRADED FUNDS - 71.9%
	ASSET ALLOCATION FUND - 3.6%
3,379	WisdomTree Managed Futures Strategy Fund *	143,650

	EQUITY FUNDS - 68.3%
2,101	AdvisorShares Morgan Creek Global Tactical ETF	48,848
1,103	Consumer Staples Select Sector SPDR Fund	60,830
2,772	Fidelity MSCI Utilities Index ETF	93,860
939	First Trust Consumer Staples AlphaDEX Fund	45,420
135	First Trust Dow Jones Internet Index Fund *	9,736
2,496	First Trust ISE Water Index Fund	87,769
2,818	First Trust Materials AlphaDEX Fund	91,078
366	First Trust NASDAQ-100 Technology Index Fund	15,884
2,540	First Trust S&P REIT Index Fund	62,687
701	First Trust Technology AlphaDEX Fund	23,126
1,512	Global X Silver Miners ETF	65,500
2,729	Guggenheim MSCI Global Timber	62,221
776	Guggenheim S&P 500 Equal Weight Consumer Staples ETF	100,104
472	Guggenheim S&P 500 Equal Weight Technology ETF	44,283
719	Guggenheim S&P 500 Equal Weight Utilities ETF	62,970
3,531	Guggenheim S&P Global Water Index ETF	105,895
1,538	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	44,848
34	iShares Cohen & Steers REIT ETF	3,679
439	iShares Global Telecom ETF	27,740
283	iShares International Developed Property ETF	10,402
2,548	iShares MSCI All Peru Capped ETF	78,708
107	iShares MSCI Brazil Capped ETF	3,224
2,011	iShares MSCI Philippines ETF	78,771
24	iShares MSCI South Africa ETF	1,269
4,058	iShares MSCI Taiwan ETF	57,015

See accompanying notes to financial statements

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016

Shares		Value
	EQUITY FUNDS - 68.3% (continued)
427	iShares MSCI Thailand Capped ETF	$ 29,425
2,107	iShares North American Natural Resources ETF	69,995
208	iShares North American Tech-Software ETF	21,875
933	iShares Real Estate 50 ETF	48,208
1,247	iShares U.S. Basic Materials ETF	94,697
823	iShares U.S. Real Estate ETF	67,733
2,074	iShares US Telecommunications ETF	69,064
159	iShares US Utilities ETF	20,872
787	PowerShares DWA Basic Materials Momentum Portfolio	42,345
360	PowerShares DWA Utilities Momentum Portfolio	10,037
1,497	PowerShares Global Water Portfolio	32,350
2,956	PowerShares Water Resources Portfolio	69,880
298	ProShares RAFI Long/Short	11,658
55	ProShares UltraShort Basic Materials *	1,481
582	Schwab U.S. REIT ETF	25,282
749	SPDR Dow Jones International Real Estate ETF	31,054
310	SPDR Dow Jones REIT ETF	30,823
276	SPDR Morgan Stanley Technology ETF	14,507
2,000	SPDR S&P Metals & Mining ETF	48,740
1,758	SPDR SSgA Global Allocation ETF	58,666
1,625	SPDR SSgA Income Allocation ETF	50,732
1,140	Sprott Gold Miners ETF	29,594
639	Utilities Select Sector SPDR Fund	33,528
1,473	VanEck Vectors Gold Miners ETF	40,802
577	VanEck Vectors India Small-Cap Index ETF	24,453
416	VanEck Vectors Indonesia Index ETF	9,081
987	VanEck Vectors Junior Gold Miners ETF	42,066
739	VanEck Vectors Russia ETF	12,873
199	VanEck Vectors Semiconductor ETF	11,435
1,247	VanEck Vectors Steel ETF	34,430
683	Vanguard Consumer Staples ETF	96,446
139	Vanguard Global ex-U.S. Real Estate ETF	7,514
663	Vanguard Materials ETF	67,911
121	Vanguard REIT ETF	10,729
644	Vanguard Telecommunication Services ETF	63,370
707	Vanguard Utilities ETF	80,952
83	WisdomTree Global ex-US Real Estate Fund	2,251
		2,702,726

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,770,522)	2,846,376

	SHORT-TERM INVESTMENTS - 10.4%
	MONEY MARKET FUNDS - 10.4%	-
206,000	Fidelity Institutional Money Market Funds - Government Portfolio 0.25% (a)	206,000
206,000	First American Government Obligations Fund 0.24% (a)	206,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $412,000)	412,000

See accompanying notes to financial statements

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016

Value

	TOTAL INVESTMENTS - 97.3% (Cost - $3,810,616) (b)			$ 3,852,225
	OTHER ASSETS LESS LIABILITIES - 2.7%			107,937
	NET ASSETS - 100.0%			$ 3,960,162

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
*	Non-Income producing investment
(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $3,818,549 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 95,379
			Unrealized Depreciation:	(61,703)
			Net Unrealized Appreciation:	$ 33,676

FUTURES CONTRACTS
OPEN SHORT FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	June 30, 2016	Depreciation
(1)	NASDAQ 100 E-MINI Future	Sep-16	(88,140)	(924)
(2)	S&P 500 E-MINI Future	Sep-16	(209,025)	(182)
$ (1,106)

See accompanying notes to financial statements

Quantified STF Fund
Portfolio Review (Unaudited)
June 30, 2016

The Fund's performance figures* for the periods ended June 30, 2016, as compared to its benchmark:
Since Inception
November 13, 2015
Quantified STF Fund - Investor Class	(17.50)%
Quantified STF Fund - Advisor Class	(17.60)%
Nasdaq 100 Total Return Index **	(1.08)%

Comparison of Change in Value of a $10,000 Investment.
Since Inception through June 30, 2016 +

+ Inception date is November 13, 2015
* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 28, 2015, was 1.75% for Investor Class and 2.35% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.
** The Nasdaq 100 index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December.

Portfolio holdings by types of investments as of June 30,2016 are as follows:

Holdings by Sector: ^	% of Net Assets
Exchange Traded Funds:
Debt Fund	7.9%
Equity Funds	2.1%
Bonds & Notes:
Banks	12.3%
Insurance	5.0%
Pharmaceuticals	4.4%
Healthcare - Services	3.7%
Telecommunications	3.7%
Certificates of Deposit:
Banks	27.0%
Auto Manufacturers	2.5%
Money Market Funds	0.4%
Other Investments and Other Assets less Liabilities	31.0%
100.0%

^ The Top Ten Holdings by Sector does not include derivative exposure.
Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016
Principal Amount ($)		Interest Rate (%)	Maturity	Value
	BONDS & NOTES -58.7%
	AIRLINES - 1.3%
1,000,000	Southwest Airlines Co.	2.6500	11/5/2020	$ 1,033,196

	APPAREL - 1.2%
1,000,000	Ralph Lauren Corp.	2.1250	9/26/2018	1,020,956

	AUTO MANUFACTUERS - 1.2%
1,000,000	Ford Motor Credit Co. LLC	1.5000	1/17/2017	1,001,122

	BANKS - 12.3%
1,000,000	Bank of America Corp.	5.6250	10/14/2016	1,013,140
1,000,000	Bank of New York Mellon Corp.	2.2000	5/15/2019	1,023,483
1,000,000	Capital One Financial Corp.	2.4500	4/24/2019	1,016,026
1,000,000	Citigroup, Inc.	2.5000	7/29/2019	1,019,380
1,000,000	Deutsche Bank AG/London	1.4000	2/13/2017	997,352
1,000,000	Goldman Sachs Group, Inc.	2.8750	2/25/2021	1,026,309
1,000,000	HSBC USA, Inc.	2.3500	3/5/2020	1,000,194
1,000,000	Huntington National Bank	2.2000	4/1/2019	1,009,886
1,000,000	Royal Bank of Canada	2.5000	1/19/2021	1,033,924
1,000,000	Toronto-Dominion Bank	2.0500	3/31/2021	1,000,153
				10,139,847
	BEVERAGES - 1.2%
1,000,000	Anheuser-Busch InBev Finance, Inc.	1.9000	2/1/2019	1,017,617

	BIOTECHNOLOGY - 1.2%
1,000,000	Celgene Corp.	2.3000	8/15/2018	1,018,867

	CHEMICALS - 1.2%
1,000,000	Monsanto Co.	1.1500	6/30/2017	999,474

	COMMERCIAL SERVICES - 1.3%
1,000,000	Western Union Co.	3.6500	8/22/2018	1,039,708

	DIVERSFIED FINANCIAL SERVICES - 1.3%
1,000,000	Murray Street Investment Trust I	4.6470	3/6/2017	1,024,963

	FOOD - 2.5%
1,000,000	General Mills, Inc.	2.2000	10/21/2019	1,024,798
1,000,000	Kroger Co.	2.2000	1/15/2017	1,006,317
				2,031,115
	HEALTHCARE - PRODUCTS - 2.5%
1,000,000	St Jude Medical, Inc.	2.8000	9/15/2020	1,031,883
1,000,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	1,013,017
				2,044,900
	HEALTHCARE - SERVICES - 3.7%
1,000,000	Aetna, Inc.	2.2000	3/15/2019	1,018,680
1,000,000	Laboratory Corp of America Holdings	2.2000	8/23/2017	1,007,364
1,000,000	Quest Diagnostics, Inc.	2.5000	3/30/2020	1,009,016
				3,035,060

See accompanying notes to financial statements

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016
Principal Amount ($)		Interest Rate (%)	Maturity	Value
	INSURANCE - 5.0%
1,000,000	American International Group, Inc.	3.3750	8/15/2020	$ 1,050,178
1,000,000	Marsh & McLennan Cos, Inc.	2.5500	10/15/2018	1,023,008
1,000,000	MetLife, Inc.	1.9030	12/15/2017	1,009,094
1,000,000	Prudential Financial, Inc.	2.3500	8/15/2019	1,019,399
				4,101,679
	INTERNET - 1.2%
1,000,000	Baidu, Inc.	2.7500	6/9/2019	1,018,359

	LEISURE TIME - 1.3%
1,000,000	Carnival Crop.	3.9500	10/15/2020	1,079,800
	MEDIA - 1.2%
1,000,000	Thomson Reuters Corp.	1.6500	9/29/2017	1,004,585

	OFFICE / BUSINESS EQUIPMENT - 1.2%
1,000,000	Xerox Corp.	2.8000	5/15/2020	963,750

	PHARMACEUTICALS - 4.4%
1,000,000	AbbVie, Inc.	1.8000	5/14/2018	1,007,477
1,000,000	AbbVie, Inc.	2.3000	5/14/2021	1,013,295
1,000,000	AstraZeneca PLC	1.9500	9/18/2019	1,017,068
550,000	Cardinal Health, Inc.	1.7000	3/15/2018	553,937
				3,591,777
	REAL ESTATE- 0.6%
500,000	Post Apartment Homes LP	4.7500	10/15/2017	516,324

	REITS - 1.2%
1,000,000	Ventas Realty LP	1.2500	4/17/2017	1,000,470

	RETAIL - 3.2%
1,000,000	CVS Health Corp.	1.9000	7/20/2018	1,015,638
500,000	Home Depot, Inc.	2.0000	4/1/2021	513,879
1,000,000	McDonald's Corp.	3.5000	7/15/2020	1,065,887
				2,595,404
	SEMICONDUCTORS - 2.5%
1,000,000	KLA-Tencor Corp.	3.3750	11/1/2019	1,034,910
1,000,000	Maxim Integrated Products, Inc.	2.5000	11/15/2018	1,017,953
				2,052,863
	SOVEREIGN - 2.3%
925,000	Federal Home Loan Banks	0.5100	9/9/2016	925,259
1,000,000	Federal Home Loan Mortgage Corp.	1.1500	4/27/2018	1,000,177
				1,925,436
	TELECOMMUNICATIONS - 3.7%
1,000,000	AT&T, Inc.	2.4500	6/30/2020	1,021,906
1,000,000	Verizon Communications, Inc.	2.6250	2/21/2020	1,035,760
1,000,000	Vodafone Group PLC	1.5000	2/19/2018	999,872
				3,057,538

	TOTAL BONDS & NOTES (Cost - $47,734,041)			$ 48,314,810

See accompanying notes to financial statements

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016
Shares		Interest Rate (%)	Maturity	Value
	CERTIFICATE OF DEPOSIT - 29.5%
	AUTO MANUFACTURERS - 2.5%
1,000,000	BMW Bank of North America	1.5000	6/18/2018	$ 1,008,900
1,000,000	BMW Bank of North America	1.6000	1/22/2019	1,012,980
				2,021,880
	BANKS - 27.0%
1,000,000	Ally Bank	1.2500	11/27/2017	1,004,726
1,000,000	American Express Centurion Bank	2.0500	11/25/2019	1,025,599
1,000,000	Bank of India	0.7500	11/23/2016	1,000,506
1,000,000	BMO Harris Bank NA	0.9000	5/12/2017	1,002,088
1,000,000	Cadence Bank NA	1.2500	2/12/2018	1,006,998
1,000,000	Cedar Rapids Bank & Trust Co.	0.6000	8/15/2016	1,000,178
1,000,000	Comenity Capital Bank	1.6500	3/18/2021	1,019,727
1,000,000	Compass Bank	1.3500	1/2/2018	1,006,262
1,000,000	Goldman Sachs Bank USA	2.2500	12/9/2020	1,034,456
1,000,000	Goldman Sachs Bank USA	2.0500	1/13/2020	1,031,567
1,000,000	HSBC Bank	1.2500	2/8/2021	1,005,540
1,000,000	JPMorgan Chase Bank	1.2500	2/10/2021	1,005,686
1,000,000	mBank/Manistique MI	1.1000	7/10/2017	1,003,292
1,000,000	Sallie Mae Bank	2.1500	1/20/2021	1,037,938
1,000,000	Sallie Mae Bank	1.3500	12/18/2017	1,004,668
1,000,000	Santander Bank	0.7500	9/23/2016	999,953
1,000,000	State Bank of India	2.1500	12/16/2019	1,025,925
1,000,000	UBS Bank USA	1.6500	6/7/2021	1,004,152
1,000,000	WebBank	1.2000	2/26/2019	1,001,024
1,000,000	Wells Fargo Bank NA	1.5000	12/17/2018	1,013,837
1,000,000	WEX Bank	0.7500	12/16/2016	1,000,466
1,000,000	World's Foremost Bank	1.7000	6/9/2021	1,004,100
				22,238,688

	TOTAL CERTIFICATE OF DEPOSIT (Cost - 23,998,835)			24,260,568

	EXCHANGE TRADED FUNDS - 10.0%
	DEBT FUNDS - 7.9%
36,100	Guggenheim BulletShares 2017 Corporate Bond ETF			821,997
38,300	Guggenheim BulletShares 2018 Corporate Bond ETF			818,471
38,200	Guggenheim BulletShares 2019 Corporate Bond ETF			818,626
37,900	Guggenheim BulletShares 2020 Corporate Bond ETF			822,809
16,300	Guggenheim Enhanced Short Duration ETF *			815,187
7,700	iShares 1-3 Year Credit Bond ETF			816,893
26,500	SPDR Barclays Short Term Corporate Bond ETF			815,670
10,000	Vanguard Short-Term Bond ETF			810,600
				6,540,253
	EQUITY FUND - 2.1%
15,700	Powershares QQQ Trust Series 1			1,688,378

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,175,490)			8,228,631

See accompanying notes to financial statements

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016
Shares				Value
SHORT-TERM INVESTMENTS - 0.4%
MONEY MARKET FUNDS - 0.4%
178,371	Fidelity Institutional Money Market Funds - Money Market Portfolio 0.44% (a)			$ 178,371
178,371	STIT - Liquid Assets Portfolio 0.42% (a)			178,371
	TOTAL SHORT-TERM INVESTMENTS (Cost - $356,742)			356,742

	TOTAL INVESTMENTS - 98.6% (Cost - $80,265,108) (b)			$ 81,160,751
	OTHER ASSETS LESS LIABILITIES - 1.4%			1,173,324
	NET ASSETS - 100.0%			$ 82,334,075

REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
LP	Limited Partnership
(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $80,269,137 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 926,929
			Unrealized Depreciation:	(35,315)
			Net Unrealized Appreciation:	$ 891,614
FUTURES CONTRACTS
OPEN SHORT FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	June 30, 2016	(Depreciation)
(19)	Nasdaq 100 E-Mini Future	September-16	$ (1,674,660)	$ (83,231)

See accompanying notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2016

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$ 37,952,645	$ 2,888,147	$ 56,419,349	$ 3,810,616	$ 80,265,108
At value	$ 38,901,111	$ 2,939,628	$ 60,962,225	$ 3,852,225	$ 81,160,751
Cash collateral for swaps	-	-	12,710,000	-	-
Cash	-	-	-	576	-
Deposits with brokers for futures	35,556	125,654	-	106,531	484,966
Receivable:
Unrealized appreciation on swap contracts	-	-	1,341,375	-
Securities sold	4,243,691	187,867	-	285,134	348,269
Dividends and Interest	30,919	4,821	902	988	379,641
Fund shares sold	11,196	13	42,433	337	406,085
Prepaid expenses and other assets	12,679	18,168	13,329	16,447	20,229
Total Assets	43,235,152	3,276,151	75,070,264	4,262,238	82,799,941

Liabilities:
Payables:
Securities purchased	4,138,303	218,146	-	282,507	-
Unrealized depreciation on swaps	-	-	309,093	-	-
Unrealized depreciation on futures	-	5,464	-	1,106	83,231
Fund shares redeemed	286,512	2,475	179,841	14,801	159,699
Investment advisory fees	23,735	1,918	45,311	1,767	74,060
Payable to related parties	793	412	72,297	-	119,239
Distributions (12b-1) fees	7,994	666	15,161	850	18,527
Non 12b-1 Shareholder servicing fees - Investor Class	9,872	420	18,720	1,045	11,110
Total Liabilities	4,467,209	229,501	640,423	302,076	465,866

Net Assets	$ 38,767,943	$ 3,046,650	$ 74,429,841	$ 3,960,162	$ 82,334,075

Net Assets Consist of:
Capital Stock	$ 40,923,625	$ 3,349,770	$ 79,053,229	$ 4,362,626	$ 96,631,840
Accumulated undistributed net investment income (loss)	478,809	266	539,718	3,006	(42,694)
Accumulated net realized loss from investments and futures	(3,582,957)	(349,403)	(10,738,264)	(445,973)	(15,067,483)
Net unrealized appreciation (depreciation) on:
Investments	948,466	51,481	4,542,876	41,609	895,643
Futures	-	(5,464)	-	(1,106)	(83,231)
Swaps	-	-	1,032,282	-	-
Net Assets	$ 38,767,943	$ 3,046,650	$ 74,429,841	$ 3,960,162	$ 82,334,075

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$ 38,693,409	$ 3,019,511	$ 74,371,485	$ 3,938,368	$ 82,320,494
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	4,137,512	312,944	7,749,389	431,836	9,981,930
Net asset value, (Net Assts ÷ Shares Outstanding), offering
and redemption price per share	$ 9.35	$ 9.65	$ 9.60	$ 9.12	$ 8.25
Advisor Class Shares:
Net Assets	$ 74,534	$ 27,139	$ 58,356	$ 21,794	$ 13,581
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	7,977	2,815	6,090	2,391	1,647
Net asset value, (Net Assts ÷ Shares Outstanding), offering
and redemption price per share	$ 9.34	$ 9.64	$ 9.58	$ 9.12	$ 8.24

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Years Ended June 30, 2016

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund (a)

Investment Income
Dividends (net of foreign tax withholdings $0, $497, $0,$0,$0)	$ 966,441	$ 70,346	$ 938,972	$ 77,171	$ 139,431
Interest (net of foreign tax withholdings $0, $0, $0 and $601)	8,600	2,048	50,963	2,982	608,320
Total Investment Income	975,041	72,394	989,935	80,153	747,751

Expenses
Investment advisory fees	257,395	31,336	604,061	40,654	479,708
Administration fees	99,526	12,117	232,966	15,720	139,128
Distribution (12b-1) fees				-
Investor	85,775	10,437	201,335	13,544	119,922
Advisor	98	35	76	29	19
Trustees' fees	891	891	891	891	891
Shareholder servicing fees - Investor Class	51,479	6,267	120,812	8,131	71,953
Total Operating Expenses	495,164	61,083	1,160,141	78,969	811,621

Net Investment Income (Loss)	479,877	11,311	(170,206)	1,184	(63,870)

Realized and Unrealized Gain (Loss) on
Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	(543,952)	(325,120)	(6,956,695)	(398,389)	(166,236)
Futures	(65,097)	40,157	-	(36,326)	(14,902,460)
Swaps	-	-	(2,080,988)	-	-
Distribution of realized gains from underlying investment companies	7,575	-	79,616	15,041	1,213
Net change in unrealized appreciation	(601,474)	(284,963)	(8,958,067)	(419,674)	(15,067,483)
(depreciation) on:
Investments	1,448,171	73,327	4,587,132	152,453	895,643
Futures	-	4,009	-	12,842	(83,231)
Swaps	-	-	1,032,282	-	-
	1,448,171	77,336	5,619,414	165,295	812,412

Net Realized and Unrealized Gain (Loss) on
Investment, Futures and Swaps	846,697	(207,627)	(3,338,653)	(254,379)	(14,255,071)

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ 1,326,574	$ (196,316)	$ (3,508,859)	$ (253,195)	$ (14,318,941)

(a) The Fund commenced operations on November 13, 2015.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Income Fund		Quantified All-Cap Equity Fund
	Year Ended June 30,		Year Ended June 30,
	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$ 479,877	$ 1,039,873	$ 11,311	$ (12,115)
Net realized loss from investments, futures
and distributions from underlying investment companies	(601,474)	(2,782,201)	(284,963)	(40,222)
Net change in unrealized appreciation (depreciation) on investments
and futures	1,448,171	(684,756)	77,336	(142,275)
Net Increase (Decrease) in Net Assets
Resulting From Operations	1,326,574	(2,427,084)	(196,316)	(194,612)

Distributions to Shareholders from:
Net investment income:
Investor Class	(1,034,779)	(483,791)	-	(12,273)
Net realized gains:
Investor Class	-	(985,450)	-	(265,463)
Total Distributions to Shareholders	(1,034,779)	(1,469,241)	-	(277,736)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	84,296,609	221,727,613	899,171	48,749,804
Advisor Class	73,152	-	26,530	-
Net asset value of shares issued in reinvestment of distributions
Investor Class	1,034,779	1,469,241	-	277,736
Advisor Class	-	-	-	-
Payments for shares redeemed
Investor Class	(79,328,999)	(241,089,801)	(3,597,556)	(49,405,038)
Advisor Class	(160)	-	-	-
Total Increase (Decrease) in Net Assets From
Shares of Beneficial Interest	6,075,381	(17,892,947)	(2,671,855)	(377,498)

Total Increase (Decrease) in Net Assets	6,367,176	(21,789,272)	(2,868,171)	(849,846)

Net Assets:
Beginning of Year	32,400,767	54,190,039	5,914,821	6,764,667
End of Year*	$ 38,767,943	$ 32,400,767	$ 3,046,650	$ 5,914,821

* Includes accumulated undistributed net investment income (loss)	$ 478,809	$ 1,034,511	$ 266	$ (17,283)

Share Activity
Investor Class:
Shares Sold	9,216,780	22,442,519	95,215	4,984,865
Shares issued in reinvestments of Distributions	116,398	154,494	-	28,427
Shares Redeemed	(8,660,805)	(24,407,224)	(387,205)	(5,071,597)
Net increase (decrease) in Shares of Beneficial Interest Outstanding	672,373	(1,810,211)	(291,990)	(58,305)

Advisor Class: (a)
Shares Sold	7,994	-	2,815	-
Shares Redeemed	(17)	-	-	-
Net Increase in Shares of Beneficial Interest Outstanding	7,977	-	2,815	-

(a) Advisor Class commenced operations on March 18, 2016.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Year Ended June 30,		Year Ended June 30,
	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$ (170,206)	$ (596,806)	$ 1,184	$ 28,503
Net realized gain (loss) from investments, futures,
swaps and distributions from underlying investment companies	(8,958,067)	881,167	(419,674)	77,017
Net change in unrealized appreciation (depreciation) on investments,
futures and swaps	5,619,414	(5,655,703)	165,295	(359,643)
Net Decrease in Net Assets
Resulting From Operations	(3,508,859)	(5,371,342)	(253,195)	(254,123)

Distributions to Shareholders from:
Net investment income:
Investor Class	-	-	(23,440)	-
Net realized gains:
Investor Class	(1,330,439)	(7,694,698)	(42,654)	(940,588)
Total Distributions to Shareholders	(1,330,439)	(7,694,698)	(66,094)	(940,588)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	88,601,390	134,520,496	1,048,118	6,499,050
Advisor Class	56,390	-	21,612	-
Net asset value of shares issued in reinvestment of distributions
Investor Class	1,330,439	7,681,734	66,094	940,587
Payments for shares redeemed		-	-	-
Investor Class	(108,201,869)	(165,551,599)	(4,924,003)	(9,027,894)
Advisor Class	(124)	-	-	-
Total Decrease in Net Assets From
Shares of Beneficial Interest	(18,213,774)	(23,349,369)	(3,788,179)	(1,588,257)

Total Decrease in Net Assets	(23,053,072)	(36,415,409)	(4,107,468)	(2,782,968)

Net Assets:
Beginning of Year	97,482,913	133,898,322	8,067,630	10,850,598
End of Year*	$ 74,429,841	$ 97,482,913	$ 3,960,162	$ 8,067,630
* Includes accumulated undistributed net investment
income (loss)	$ 539,718	$ -	$ 3,006	$ 23,432

Share Activity
Investor Class:
Shares Sold	9,432,843	12,664,847	116,051	653,056
Shares issued in reinvestments of Distributions	141,236	745,076	7,311	97,269
Shares Redeemed	(11,375,055)	(15,932,810)	(540,334)	(894,120)
Net Decrease in Shares of Beneficial Interest Outstanding	(1,800,976)	(2,522,887)	(416,972)	(143,795)

Advisor Class: (a)
Shares Sold	6,103	-	2,391	-
Shares Redeemed	(13)	-	-	-
Net Increase in Shares of Beneficial Interest Outstanding	6,090	-	2,391	-

(a) Advisor Class commenced operations on March 18, 2016.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Quantified STF Fund (a)
Period Ended
June 30, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$ (63,870)
Net realized loss from investments and futures	(15,067,483)
Net change in unrealized appreciation on investments
and futures	812,412
Net Decrease in Net Assets Resulting From Operations	(14,318,941)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	149,029,179
Advisor Class	14,613
Net asset value of shares issued in reinvestment of distributions
Investor Class	(52,390,776)
Total Increase in Net Assets From Shares of Beneficial Interest	96,653,016

Total Increase in Net Assets	82,334,075

Net Assets:
Beginning of Period	-
End of Period*	$ 82,334,075
* Includes accumulated net investment loss	$ (42,694)

Share Activity
Investor Class:
Shares Sold	15,795,292
Shares Redeemed	(5,813,362)
Net Increase in Shares of Beneficial Interest Outstanding	9,981,930

Advisor Class:
Shares Sold	1,647
Net Increase in Shares of Beneficial Interest Outstanding	1,647

(a) The Fund commenced operations on November 13, 2015.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each period or year.

		Investor Class				Advisor Class

		Year Ended June 30,		Period Ended		Period Ended
		2016	2015	June 30, 2014 (1)		June 30, 2016 (1)
Net asset value, beginning of year or period		$ 9.35	$ 10.27	$ 10.00		$ 9.04
Activity from investment operations:
	Net investment income (2)	0.13	0.20	0.15		0.04
	Net realized and unrealized gain (loss) on investments,
	futures and distributions from underlying investment companies(3)	0.22	(0.58)	0.20		0.26
Total from investment operations		0.35	(0.38)	0.35		0.30
Distributions to Shareholders:
	Net investment income	(0.35)	(0.18)	(0.08)		-
	Net realized gains	-	(0.36)	(0.00)	(4)	-
Total distributions		(0.35)	(0.54)	(0.08)		-
Net asset value, end of year or period		$ 9.35	$ 9.35	$ 10.27		$ 9.34

Total return (5)		3.89%	(3.84)%	3.58%	(6)	3.32%	(6)
Net assets, end of year or period (in 000s)		$ 38,693	$ 32,401	$ 54,190		$ 75

Ratios/Supplemental Data:
	Ratio of gross expenses to average net assets (7)	1.44%	1.44%	1.44%	(8)	2.04%	(8)
	Ratio of net investment income to average net assets (7,9)	1.40%	2.04%	1.69%	(8)	1.65%	(8)
	Portfolio turnover rate	718%	872%	570%	(6)	718%	(6)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.
(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.
(4)	Represents less than $0.01 per share.
(5)	Total return shown assumes the reinvestment of all distributions.
(6)	Not Annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified All-Cap Equity Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each period or year.

	Investor Class				Advisor Class

	Year Ended June 30,		Period Ended		Year Ended
	2016	2015	June 30, 2014 (1)		June 30, 2016 (1)
Net asset value, beginning of year or period	$ 9.78	$ 10.20	$ 10.00		$ 9.23
Activity from investment operations:
Net investment income (loss) (2)	0.03	(0.02)	(0.01)		0.02
Net realized and unrealized gain (loss) on investments and futures (3)	(0.16)	0.09	0.44		0.39
Total from investment operations	(0.13)	0.07	0.43		0.41
Distributions to Shareholders:
Net investment income	-	(0.02)	-		-
Net realized gains	-	(0.47)	((0.23))		-
Total distributions	-	(0.49)	(0.23)		-
Net asset value, end of year or period	$ 9.65	$ 9.78	$ 10.20		$ 9.64

Total return (4)	(1.33)%	0.68%	4.26%	(5)	4.44%	(5)
Net assets, end of year or period (in 000s)	$ 3,020	$ 5,915	$ 6,765		$ 27

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.46%	1.45%	1.44%	(7)	2.04%	(7)
Ratio of net investment income (loss) to average net assets (6,8)	0.27%	(0.16)%	(0.11)%	(7)	0.78%	(7)
Portfolio turnover rate	961%	1,429%	1,327%	(5)	961%	(5)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.
(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.
(4) Total return shown assumes the reinvestment of all distributions.
(5) Not Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(7) Annualized.
(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each period or year.

		Investor Class					Advisor Class

		Year ended June 30,			Period Ended		Year Ended
		2016		2015	June 30, 2014 (1)		June 30, 2016 (1)
Net asset value, beginning of year or period		$ 10.21		$ 11.09	$ 10.00		$ 9.31
Activity from investment operations:
	Net investment income (loss) (2)	(0.01)		(0.06)	(0.02)		0.03
	Net realized and unrealized gain (loss) on investments, futures,
	swaps and other investment companies (3)	(0.45)		(0.09)	1.24		0.24
Total from investment operations		(0.46)		(0.15)	1.22		0.27
Distributions to Shareholders:
	Net investment income	-		-	(0.01)		-
	Net realized gains	(0.15)		(0.73)	(0.12)		-
Total distributions		(0.15)		(0.73)	(0.13)		0.00
Net asset value, end of year or period		$ 9.60		$ 10.21	$ 11.09		$ 9.58

Total return (4)		(4.46)%	(5)	(1.42)%	12.22%	(6)	2.90%	(6)
Net assets, end of year or period (in 000s)		$ 74,371		$ 97,483	$ 133,898		$ 58

Ratios/Supplemental Data:
	Ratio of gross expenses to average net assets (7)	1.44%		1.43%	1.42%	(8)	2.04%	(8)
	Ratio of net investment income(loss) to average net assets (7,9)	(0.21)%		(0.58)%	(0.22)%	(8)	1.57%	(8)
	Portfolio turnover rate	687%		490%	887%	(6)	687%	(6)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.
(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.
(4)	Total returns shown assumes the reinvestment of all distributions.
(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(6)	Not Annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each period or year.

		Investor Class					Advisor Class

		Year ended June 30,			Period Ended		Year Ended
		2016	2015		June 30, 2014 (1)		June 30, 2016 (1)
Net asset value, beginning of year or period		$ 9.50	$ 10.93		$ 10.00		$ 8.91
Activity from investment operations:
	Net investment income (2)	0.00	0.03		0.02		(0.06)
	Net realized and unrealized gain (loss) on investments, futures and
	underlying investment companies (3)	(0.26)	(0.38)		1.15		0.27
Total from investment operations		(0.26)	(0.35)		1.17		0.21
Distributions to Shareholders:
	Net investment income	(0.04)	-		(0.06)		-
	Net realized gains	(0.08)	(1.08)		(0.18)		-
Total distributions		(0.12)	(1.08)		(0.24)		-
Net asset value, end of year or period		$ 9.12	$ 9.50		$ 10.93		9.12

Total return (4)		(2.75)%	(3.33)%	(5)	11.70%	(6)	2.36%	(5,6)
Net assets, end of year or period (in 000s)		$ 3,938	$ 8,068		$ 10,851		$ 22

Ratios/Supplemental Data:
	Ratio of gross expenses to average net assets (7)	1.44%	1.42%		1.42%	(8)	2.04%	(8)
	Ratio of net investment income(loss) to average net assets (7,9)	0.02%	0.30%		0.25%	(8)	(2.17)%	(8)
	Portfolio turnover rate	687%	1,040%		1,071%	(6)	687%	(6)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period or year.
(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.
(4)	Total returns shown assumes the reinvestment of all distributions.
(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(6)	Not Annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class (1)	Advisor Class (1)
	Period Ended	Period Ended
	June 30, 2016	June 30, 2016

Net asset value, beginning of period	$ 10.00	$ 10.00
Activity from investment operations:
Net investment loss (2)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments, futures and
underlying investment companies (3)	(1.74)	(1.75)
Total from investment operations	(1.75)	(1.76)

Net asset value, end of period	$ 8.25	$ 8.24

Total return (3,4)	(17.50)%	(17.60)%
Net assets, end of period (in 000s)	$ 82,320	$ 14

Ratios/Supplemental Data:
Ratio of expenses to average net assets (5,6)	1.69%	2.29%
Ratio of net investment income (loss) to average net assets (6,7)	(0.13)%	(0.25)%
Portfolio turnover rate (4)	59%	59%

(1) The Fund commenced operations on November 13, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges.
(4) Not Annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, and Quantified STF Fund (each a ”Fund” and collectively the “Funds”) are each a non-diversified series of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund currently offers two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value (“NAV”).

The Funds’ Investor Class commenced operations on August 9, 2013 and the Advisor Class commenced operations on March 18, 2016, except for Quantified STF Fund which commenced operation on November 13, 2015 and their investment objectives are as follows:

-	Quantified Managed Income Fund – seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk.
-	Quantified All-Cap Equity Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.
-	Quantified Market Leaders Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.
-	Quantified Alternative Investment Fund – seeks high total return from alternative investment vehicles on an annual basis consistent with high tolerance for risk.
-	Quantified STF Fund – seeks high appreciation on an annual basis consistent with high tolerance for risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$ 4,009,571	$ -	$ -	$ 4,009,571
Exchange Traded Funds	33,500,445	-	-	33,500,445
Money Market Funds	1,391,095	-	-	1,391,095
Total	$ 38,901,111	$ -	$ -	$ 38,901,111

Quantified All-Cap Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$ 2,071,935	$ -	$ -	$ 2,071,935
Exchange Traded Funds	471,995	-	-	471,995
Money Market Funds	395,698	-	-	395,698
Total	$ 2,939,628	$ -	$ -	$ 2,939,628
Liabilities
Derivatives
Futures Contracts	$ (5,464)	$ -	$ -	$ (5,464)

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 60,167,894	$ -	$ -	$ 60,167,894
Money Market Funds	794,331	-	-	794,331
Total	$ 60,962,225	$ -	$ -	$ 60,962,225
Derivatives
Swaps	$ -	$ 1,341,375	$ -	$ 1,341,375
Liabilities
Derivatives
Swaps	$ -	$ (309,093)	$ -	$ (309,093)

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Open-Ended Mutual Funds	$ 593,849	$ -	$ -	$ 593,849
Exchange Traded Funds	2,846,376	-	-	2,846,376
Money Market Funds	412,000	-	-	412,000
Total	$ 3,852,225	$ -	$ -	$ 3,852,225
Liabilities
Derivatives
Futures Contracts	$ (1,106)	$ -	$ -	$ (1,106)

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes *	$ -	$ 48,314,810	$ -	$ 48,314,810
Certificate of Deposit	-	24,260,568	-	24,260,568
Exchange Traded Funds	8,228,631	-	-	8,228,631
Money Market Funds	356,742	-	-	356,742
Total	$ 8,585,373	$ 72,575,378	$ -	$ 81,160,751
Liabilities
Derivatives
Futures Contracts	$ (83,231)	$ -	$ -	$ (83,231)

* Refer to each of the Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the period ended June 30, 2016.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps. Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Portfolio of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the Custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. For the year ended June 30, 2016, Quantified Market Leaders Fund entered into total return swaps.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2012 – 2014) or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the year ended June 30, 2016 for all Funds except Quantified STF Fund which is from November 13, 2015 through June 30, 2016 were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$ 225,662,592	$ 215,094,915
Quantified All-Cap Equity Fund	31,375,241	33,797,294
Quantified Market Leaders Fund	403,053,068	435,663,691
Quantified Alternative Investment Fund	25,325,478	28,428,983
Quantified STF Fund	121,088,692	40,926,556

4. Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2016:

Derivative Investment Type                         Location on the Statements of Assets and Liabilities

Futures                                                    Unrealized depreciation on Futures

Total Return Swaps                                   Unrealized appreciation on Swaps

Total Return Swaps                                   Unrealized depreciation on Swaps

At June 30, 2016, the fair value of derivatives instruments was as follows:

Asset derivatives
		Equity Contracts
Quantified Market Leaders Fund	Swap Contracts	1,341,375

Liability derivatives
		Equity Contracts
Quantified All-Cap Equity Fund	Futures	$ (5,464)
Quantified Market Leaders Fund	Swap Contracts	(309,093)
Quantified Alternative Investment Fund	Futures	(1,106)
Quantified STF Fund	Futures	(83,231)

Transactions in derivative instruments during the year/period ended June 30,2016, were as follows:

Equity/Interest Rate Contracts
Quantified Managed Income Fund	Realized gain (loss) (1)
Interest Rate Risk	Futures	$ (65,097)

Quantified All-Cap Equity Fund	Realized gain (loss) (1)
Equity Risk	Futures	$ 40,157
Change in unrealized appreciation (depreciation) (2)
	Futures	$ 4,009

Quantified Market Leaders Fund	Realized gain (loss) (1)
Equity Risk	Swaps	$ (2,080,988)
Change in unrealized appreciation (depreciation) (2)
	Swaps	$ 1,032,282

Quantified Alternative Investment Fund	Realized gain (loss) (1)
Equity Risk	Futures	$ (36,326)
Change in unrealized appreciation (depreciation) (2)
	Futures	$ 12,842

Quantified STF Fund	Realized gain (loss) (1)
Equity Risk	Futures	$ (14,902,460)
Change in unrealized appreciation (depreciation) (2)
	Futures	$ (83,231)
(1) Statement of Operations location: Net realized gain (loss) on futures, Net realized gain (loss) on swap contracts.
(2) Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures, Net change in unrealized appreciation (depreciation) on swap contracts.

Associated Risk

The derivative instruments outstanding as of June 30, 2016 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the futures volume of derivative activity for each Fund.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: Each Fund may invests in derivative instruments (the “Product”) issued for the Fund by Credit Suisse. If Credit Suisse becomes insolvent, Credit Suisse may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse’s standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

5. Offsetting of Financial Assets and Derivative Assets

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on future contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2016.

Quantified All-Cap Equity Fund

Liabilities:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilites	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liability Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
Futures Contracts	$ (5,464)	$ -	$ (5,464)	$ -	$ 5,464	$ -

Quantified Market Leaders Fund:

Assets:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilites	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
Swap Contracts	$ 1,341,375	$ -	$ 1,341,375	$ (309,093)	$ -	$ 1,032,282

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Swap Contracts	$ (309,093)	$ -	$ (309,093)	$ 309,093	$ -	$ -

Quantified Alternative Investment Fund:

Liabilities:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilites	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
Futures Contracts	$ (1,106)	$ -	$ (1,106)	$ -	$ 1,106	$ -

Quantified STF Fund:

Liabilities:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilites	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
Futures Contracts	$ (83,231)	$ -	$ (83,231)	$ -	$ 83,231	$ -

(1) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

6. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARITES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays Advisor fees accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at an annual rate of 0.75%, except for Quantified STF which pays 1.00%. For the year or period ended June 30, 2016, each Fund accrued the following advisory fees:

Quantified Managed Income Fund	$ 257,395
Quantified All-Cap Equity Fund	$ 31,336
Quantified Market Leaders Fund	$ 604,061
Quantified Alternative Investment Fund *	$ 40,654
Quantified STF Fund	$ 479,708

Gemini Fund Services, LLC (“GFS”), GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Under the terms of the Funds’ agreement with GFS, GFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of GFS provide services to each Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. These expenses are the responsibility of GFS

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of GFS.

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Investor Class and Advisor Class shares (each a "Plan" and together, the “Plans”) pursuant to which a Fund pays fees to the Distributor for providing distribution and/or shareholder services to the Fund. Under the Plans, Investor Class shares of a Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Fund's average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund's average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the year or period ended June 30, 2016, pursuant to the Rule 12b-1 Plan, each Fund paid:
	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$ 85,775	$ 98	$ 85,873
Quantified All-Cap Equity Fund	10,437	35	10,472
Quantified Market Leaders Fund	201,335	76	201,411
Quantified Alternative Investment Fund	13,544	29	13,573
Quantified STF Fund	119,922	19	119,941

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each fund. The Servicing Plan provides that a monthly service fee is calculated by the Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros Financial Services, Inc. (“Ceros”) to provide compensation for ongoing shareholder servicing and distribution-related activities or service and/or maintenance accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

For the year or period ended June 30, 2016, pursuant to the Shareholder Services Agreement, each Fund paid:
Investor Class
Quantified Managed Income Fund	$ 51,479
Quantified All-Cap Equity Fund	6,267
Quantified Market Leaders Fund	120,812
Quantified Alternative Investment Fund	8,131
Quantified STF Fund	71,953

During the year ended June 30, 2016, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund and received $62,264, $11,979, $83,908, $7,821 and $47,707 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $20,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7. DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2016 and June 30, 2015 was as follows:

For fiscal period ended	Ordinary	Long-Term
6/30/2016	Income	Capital Gains	Total
Quantified Managed Income Fund	$ 1,034,779	$ -	$ 1,034,779
Quantified All-Cap Equity Fund	-	-	-
Quantified Market Leaders Fund	1,321,758	8,681	1,330,439
Quantified Alternative Investment Fund	23,480	42,614	66,094
Quantified STF Fund	-	-	-

For fiscal period ended	Ordinary	Long-Term
6/30/2015	Income	Capital Gains	Total
Quantified Managed Income Fund	$ 1,237,500	$ 231,741	$ 1,469,241
Quantified All-Cap Equity Fund	212,749	64,987	277,736
Quantified Market Leaders Fund	7,680,989	13,709	7,694,698
Quantified Alternative Investment Fund	739,690	200,898	940,588

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Quantified Managed Income Fund	$ 478,809	$ -	$ (55,385)	$ (3,479,861)	$ 900,755	$ (2,155,682)
Quantified All-Cap Equity Fund	-	-	(153,606)	(200,234)	50,720	(303,120)
Quantified Market Leaders Fund	1,572,000	-	(5,638,635)	(5,087,798)	4,531,045	(4,623,388)
Quantified Alternative Investment Fund	3,006	-	(80,112)	(359,034)	33,676	(402,464)
Quantified STF Fund	-	-	(15,189,379)	-	891,614	(14,297,765)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open futures and swaps contracts, and adjustments for real estate investment trusts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Quantified STF Fund incurred and elected to defer such late year losses of $42,694.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Quantified Managed Income Fund	$ 55,385
Quantified All-Cap Equity Fund	153,606
Quantified Market Leaders Fund	5,638,635
Quantified Alternative Investment Fund	80,112
Quantified STF Fund	15,146,685

At June 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Quantified Managed Income Fund	$ 2,927,060	$ 552,801	$ 3,479,861
Quantified All-Cap Equity Fund	200,234	-	200,234
Quantified Market Leaders Fund	5,087,798	-	5,087,798
Quantified Alternative Investment Fund	354,802	4,232	359,034
Quantified STF Fund	-	-	-

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, the reclassification of Fund distributions, and tax adjustments for swap contracts, real estate investment trusts, grantor trusts, passive foreign investment companies, partnerships, C-Corporation return of capital distributions and non-deductible expenses resulted in reclassification for the year ended June 30, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Quantified Managed Income Fund	$ -	$ (800)	$ 800
Quantified All-Cap Equity Fund	(11,471)	6,238	5,233
Quantified Market Leaders Fund	-	709,924	(709,924)
Quantified Alternative Investment Fund	-	1,830	(1,830)
Quantified STF Fund	(21,176)	21,176	-

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirements to categorize within the fair value hierarchy measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The practical expedient allowed entities to estimate the fair value of certain investments by using the NAV per share as of their measurement date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of June 30, 2016, Trust Company of America held approximately 71.71% of Managed Income Fund, 68.52% of All-Cap Equity Fund, 72.22% of Market Leaders Fund, 54.04% of Alternative Investment Fund and 96.75% of STF Fund, for the benefit of its customers. Nationwide Trust Co held approximately 28.04% and 27.22% of All-Cap Equity Fund and Alternative Investment Fund, respectively, for the benefit of its customers.

10. SUBSEQUENT EVENTS

Subsequent events, after the date of the Statements of Assets and Liabilities, have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund and

Board of Trustees of Advisors Preferred Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, and Quantified STF Fund (the “Funds”), each a series of Advisors Preferred Trust as of June 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended for Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, and Quantified Alternative Investment Fund, and the related statements of operations and changes in net assets and the financial highlights for the period November 13, 2015 (commencement of operations) through June 30, 2016 for Quantified STF Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund as of June 30, 2016, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

August 29, 2016

Registered with the Public Company Accounting Oversight Board.

QUANTIFIED FUNDS

EXPENSE EXAMPLES (Unaudited)

June 30, 2016

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period*	Ending Account Value 6/30/16	Expenses Paid During Period*

Quantified Managed Income Fund
Investor Class	1.44%	$1,000.00	$ 1,051.70	$7.35	$1,017.70	$7.22
Advisor Class **	2.04%	$1,000.00	$ 1,033.20	$5.89	$1,014.72	$10.22
Quantified All-Cap Equity Fund
Investor Class	1.46%	$1,000.00	$1,022.20	$7.34	$1,017.60	$7.32
Advisor Class **	2.04%	$1,000.00	$1,044.40	$5.93	$1,014.72	$10.22
Quantified Market Leaders Fund
Investor Class	1.44%	$1,000.00	$ 1,032.30	$7.28	$1,017.70	$7.22
Advisor Class **	2.04%	$1,000.00	$ 1,029.00	$5.88	$1,014.72	$10.22
Quantified Alternative Investment Fund
Investor Class	1.45%	$1,000.00	$ 1,010.00	$7.25	$1,017.65	$7.27
Advisor Class **	2.04%	$1,000.00	$ 1,022.40	$5.86	$1,014.72	$10.22
Quantified STF Fund Investor Class
Investor Class	1.71%	$1,000.00	$ 841.00	$7.83	$1,016.36	$8.57
Advisor Class	2.29%	$1,000.00	$ 840.00	$10.48	$1,013.48	$11.46

* Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**Advisor class commenced operations on March 18, 2016 and expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (104) divided by the number of days in the fiscal year (365). The hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expenses ratios were in effect during the period January 1, 2016 to June 30, 2016.

The Quantified Funds

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2016

Approval of Advisory and Sub-Advisory Agreement – Quantified Funds

At a meeting held on May 12 and 13, 2016, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund (each a “Fund” and together, the “Funds”), and the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (“the Sub-Adviser”), on behalf of the Quantified Funds.

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: the nature, extent and quality of the services provided by the Adviser and Sub-Adviser to the Portfolio; the investment performance of the Portfolio and the Sub-Adviser; the costs of the services to be provided to the Portfolio; the extent to which economies of scale benefit shareholders; and the profits to be realized by the Adviser and Sub-Adviser and any affiliates from the relationship with the Portfolio.

In its consideration of the approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees did not identify any single factor as controlling. Matters considered by the Trustees in connection with their approval of the Advisory Agreement and Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser and the materials provided by the Sub-Adviser relating to the Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, respectively. With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s and Sub-Adviser’s Forms ADV, a description of the manner in which investment decisions are made for the Funds by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser, a review of the experience of professional personnel performing services for each of the Funds, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that each of the Adviser and Sub-Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics.

In reaching their conclusions, the Trustees considered that the Adviser delegates day-to-day investment decisions of the Funds to the Sub-Adviser and that the Adviser generally provides management and operational oversight of the Sub-Adviser. With respect to the Adviser, the Board considered the various services rendered by the Adviser to the Funds, whereby the Adviser maintains and monitors a continuous investment program for each of the Funds, under which the Adviser is responsible for the selection and oversight of the various service providers to the Funds, the monitoring of the performance of the assets managed by the Sub-Adviser, trading and order management, proxy voting, regulatory reporting, and other back office and administrative functions. The Board considered that an affiliate of the Adviser also serves as the Trust’s principal underwriter. The Board considered the quality of these services, and noted that there have been no material compliance exceptions reported to the Board, nor any other operational issues of a material nature. The Board concluded that the practices of the Adviser were adequate and further concluded that the Adviser had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to each of the Funds were satisfactory and reliable.

With respect to the Sub-Adviser, the Board considered the experience and performance of the Sub-Adviser’s portfolio management team, research staff, and compliance program. The Board considered that the Sub-Adviser employs a continuous investment program on behalf of each of the Funds and also uses the Funds as part of investment strategies and portfolios it offers to its clients as part of a wrap fee advisory arrangement or to other clients via separate accounts, as well as to the public. The Board also considered the Sub-Adviser’s practices with respect to monitoring compliance for each of the Funds and found that the Sub-Adviser has devoted appropriate resources to compliance. The Board considered the overall sophistication employed by the Sub-Adviser in designing and executing the investment strategies of each of the Funds as well taking into account that the Sub-Adviser has taken on additional functions where necessary in order to ensure the Funds are performing appropriately, including the direct trading of fixed income instruments. The Board also considered that the Sub-Adviser has not experienced any material compliance issues and that the level of communication between the Adviser and Sub-Adviser appears to be sufficient, and concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-advisory Agreements and that the nature, overall quality and extent of the management services provided by Sub-Adviser to each of the Funds were satisfactory and reliable.

Performance. The Trustees considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and does not directly manage the investment decisions of the Funds. With respect to the Adviser’s activities, the Board considered that the Adviser oversees the Sub-Adviser in the execution of its investment strategies in various capacities and appears to be carrying out its functions appropriately, including with respect to compliance and trade execution.

With respect to the performance of the Sub-Adviser, the Board considered the performance of each of the Funds compared to their primary benchmark index for various periods. The Trustees considered performance comparison information provided by the Adviser, using it as the primary source of relative performance. They also referenced Sub-Adviser supplied supplemental performance information but did not rely upon it as the primary source of information.

The Board considered the performance of the Quantified Managed Income Fund, noting that the Fund underperformed the Barclays Capital Aggregate Bond Index by 3.71% and 3.51% for the one-year and since inception (August 9, 2013) periods ended March 31, 2016, respectively. The Board considered that the Sub-Adviser had adjusted the Fund’s investment strategy in August 2015 to broaden the universe of investible securities of the Fund to income generating securities other than fixed income instruments. The Board noted that the Sub-Adviser had reallocated the Fund’s portfolio in August 2015 to include more such equity based investments and that subsequent market conditions were not favorable to the Fund’s performance. The Board took into account that the Sub-Adviser has represented that over a longer term, the exposure to non-fixed income generating securities should help the Fund outperform, and the Sub-Adviser is reviewing the weighting of the Fund’s portfolio holdings.

The Board next considered the performance of the Quantified Market Leaders Fund, noting that the Fund underperformed the Wilshire 5000 Index by 8.08% and 7.20% for the one-year and since inception (August 9, 2013) periods ended March 31, 2016, respectively. The Board noted that the Sub-Adviser attributed a substantial portion of the Fund’s underperformance to the Fund’s tactical signals forcing the Fund into defensive positions with substantial allocations to cash during periods of sharp market appreciation, causing the Fund to underperform its benchmark. The Board noted that the Sub-Adviser has taken steps to adjust the tactical signals it relies upon to improve performance.

The Board considered the performance of the Quantified All-Cap Equity Fund, noting that the Fund underperformed the S&P 500 Index by 7.94% and 10.10% for the one-year and since inception (August 9, 2013) periods ended March 31, 2016, respectively. The Board noted that the Sub-Adviser is heavily allocated to small- and mid-cap stocks that did not generate returns in line with that of the S&P

500 Index. The Board considered that the Sub-Adviser has represented that it will evaluate the Fund’s portfolio allocations given its performance during periods of market volatility.

The Board considered the performance of the Quantified Alternative Investment Fund, noting that the Fund underperformed the Morningstar Multi-Alternative Index by 0.98% for the year ended March 31, 2016 and outperformed by 1.26% since inception (August 9, 2013) through March 31, 2015, respectively; and lagged the S&P 500 Index during both periods. The Board considered that the Sub-Adviser attributed the Fund’s underperformance to tactical signals allocating the Fund to cash that caused the Fund to lag its benchmark during periods of market volatility. The Board considered that the Sub-Adviser has represented that it will also evaluate the Fund’s portfolio allocations given its performance during periods of market volatility.

The Board took into account the returns generated by each of the Funds and the actions taken by the Sub-Adviser to address Fund underperformance as compared to each Fund’s selected performance benchmark. Based on the information provided, the Board concluded that the Sub-Adviser was taking active steps to improve Fund performance and that the Sub-Adviser’s overall service to the Funds was satisfactory.

Fees and Expenses. As to the costs of the services rendered by each of the Adviser and Sub-Adviser, the Trustees first considered a report provided by the Adviser comparing the level of overall advisory fees and operating expenses charged by each Fund to comparably sized funds in each Fund’s Morningstar Category.

With respect to the Quantified Managed Income Fund, the Board considered that the advisory fee of 0.75% as compared to the Intermediate Term Bond Morningstar category, for funds that were comparable to the size of the Quantified Managed Income Fund, was in the range of the fees of the comparable funds in the category. The Board considered that the Quantified Managed Income Fund’s net expense ratio (Investor Class shares) was also within the range of comparable funds in its category.

With respect to the Quantified All-Cap Equity Fund, the Board considered that the advisory fee of 0.75% as compared to the Mid-Cap Blend Morningstar category, for funds that were comparable to the size of the Quantified All-Cap Equity Fund, was below the mean of the category. The Board considered that the Quantified All-Cap Equity Fund’s net expense ratio (Investor Class shares) was within the range of comparable funds in its category.

With respect to the Quantified Alternative Investment Fund, the Board considered that the advisory fee of 0.75% as compared to the Multi-Alternative Morningstar category, for funds that were comparable to the size of the Quantified Alternative Investment Fund, was below the mean of the category. The Board considered that the Quantified Alternative Investment Fund’s net expense ratio (Investor Class shares) was also within the range of comparable funds in its category.

With respect to the Quantified Market Leaders Fund, the Board considered that the advisory fee of 0.75% as compared to the Large Growth Morningstar category, for funds that were comparable to the size of the Quantified Market Leaders Fund, was below the mean of the category. The Board considered that the Quantified Market Leaders Fund’s net expense ratio (Investor Class shares) was also within the range of comparable funds in its category.

The Board also considered the allocation of the responsibilities as between the Adviser and Sub-Adviser, noting that the Sub-Adviser is responsible for the management of each Fund’s portfolio and the Adviser provides oversight and support services to the Sub-Adviser as well as trade execution, and reviewed the fees payable to each of the Adviser and Sub-Adviser. The Board considered the allocation of the advisory fee payable to each Fund and the portion retained by the Adviser. The Trustees further noted that the Adviser will only retain between 0.20% and 0.25% of the gross advisory fee for its services to each Fund, with the portion of the management fee retained by the Adviser decreasing as the assets of each Fund, respectively, increase. The Board concluded that the allocation of the advisory fee as between the Adviser and Sub-Adviser and the portion retained by the Adviser was reasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively, and further concluded that based on the comparison to similarly situated funds, coupled with the Adviser’s experience, expertise, and services provided to the Funds, that the fees to be charged by the Adviser were reasonable and in the best interests of the Funds and their respective shareholders.

Profitability. The Board also considered the profitability of each of the Adviser and Sub-Adviser, respectively, and whether such profits are reasonable in light of the services provided to each of the Funds. The Board reviewed financial information and profitability analyses prepared by each of the Adviser and Sub-Adviser for the fiscal year ended June 30, 2015 and semi-annual period ended December 31, 2015 with respect to each of the Funds. The Board considered that the net profits after both the direct and indirect costs of operating the Funds, in terms of both dollar amount and as a percentage of the advisory fee allocable to each of the Adviser and Sub-Adviser, were not excessive and were generally not profitable at current asset levels. The Board also considered that the Sub-Adviser receives revenue for certain shareholder services it provides to the Funds, noting that the level of such compensation did not appear to be unreasonable in relation to the services rendered, and further that inclusive of this revenue the Sub-Adviser’s relationship with the Funds remained unprofitable at current asset levels. The Board concluded that the Adviser’s and Sub-Adviser’s level of profitability from each of the Adviser’s and Sub-Adviser’s relationship with the Fund were reasonable.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser had realized economies of scale with respect to their management of the Funds. The Trustees reviewed and considered the profitability analyses and financial information provided by each of the Adviser and Sub-Adviser and also took into account the current assets of the Funds. The Board noted that the Adviser and Sub-Adviser have contractually agreed to compensate the Sub-Adviser on an increasing fee scale as an incentive for the Sub-Adviser to provide services to each of the Funds and that the structure of the arrangement continues to be appropriate. The Trustees concluded that at current and foreseeable asset levels economies of scale were not presently achievable but would be revisited as assets increase.

 Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreement and the Sub-Advisory Agreements, respectively, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreements for an additional one-year period was in the best interests of each of the Fund and their current and future shareholders. In considering the Advisory Agreement and the Sub-Advisory Agreements, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of each of the Funds’ surrounding circumstances.

The Quantified Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2016

Independent Trustees

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act.

Name, Address [1] and Year of Birth	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee During Last 5 Years
Charles R. Ranson Born: 1947	Trustee	Indefinite, November 2012 to present	President, Charles R. Ranson Consulting, LLC (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures), 2003 – present.	10	Northern Lights Fund Trust IV (Since 2015)
Felix Rivera Born: 1963	Trustee	Indefinite, November 2012 to present	Managing Partner, Independent Channel Advisors, LLC (investment advisory consultancy), Jan. 2011 - present; Chief Operating Officer, Biondo Investment Advisors, LLC, Apr. 2004 - Dec. 2010.	10	BlueArc Multi-Strategy Fund (since 2014); Centerstone Investors Trust (since 2016)
Janet P. Ailstock Born: 1948	Trustee	Indefinite, November 2012 to present	President, Attorney, J. Parker Ailstock, P.A. (corporate and securities law and governmental compliance) 1998-present.	10	None

1	Unless otherwise specified, the mailing address of each Trustee is c/o Advisors Preferred Trust, 80 Arkay Dr., Hauppauge, NY 11788.
2	The "Fund Complex" consists of the series of the Trust.

Interested Trustees and Officers

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address [1] and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee During Last 5 Years
Catherine Ayers-Rigsby Born: 1948	Trustee, Chairman, President	Indefinite; November 2012 to present	CEO, Advisors Preferred, LLC (investment advisor), Apr. 2011 – present; CEO, Ceros Financial Services, Inc. (broker/dealer), Sept. 2009 – present; CEO, Atcap Partners, LLC (broker/dealer), Mar. 2014 – present; Managing Director, Rydex Financial Services, (broker/dealer) Mar. 2002 – Sept 2009.	10	None
Brian S. Humphrey Born: 1972	Trustee	Indefinite; November 2012 to present	Director of Sales and Marketing, Ceros Financial Services, Inc. (broker/dealer), Jan. 2011 – present; VP Sales, TD Ameritrade, Inc. (broker/dealer), Feb. 2006 – Dec. 2010	10	None

Kevin E. Wolf Born: 1969	Treasurer	Indefinite; November 2012 to present	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); Vice-President, BluGiant, LLC (financial printer)(since 2004).	N/A	N/A
Emile Molineaux Born: 1962	Chief Compliance Officer	Indefinite; November 2012 to present	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003-2011); CCO of Various clients of Northern Lights Compliance Services, LLC (Secretary 2003-2011 and Senior Compliance Officer since 2011).	N/A	N/A
Richard Malinowski Born: 1983	Secretary	Indefinite; November 2012 to present	Vice President (Apr. 2016 – present) and AVP (Sept. 2012 – Mar. 2016), Legal Admin Gemini Fund Services, LLC,; Vice President and Manager, BNY Mellon Investment Servicing, Inc., May 2006 – Sept. 2012.	N/A	N/A

1 Unless otherwise specified, the address of each Trustee and officer is c/o Advisors Preferred Trust, 80 Arkay Dr., Hauppauge, NY 11788.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge by calling toll- free 1-855-647-8268

PRIVACY NOTICE		Rev. Jan. 2013
FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number ▪ Purchase History ▪ Assets ▪ Account Balances ▪ Retirement Assets ▪ Account Transactions ▪ Transaction History ▪ Wire Transfer Instructions ▪ Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Who we are
Who is providing this notice?	Advisors Preferred Trust

What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Advisors Preferred Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-647-8268.

INVESTMENT ADVISOR

Advisors Preferred LLC

1445 Research Blvd., Suite 530

Rockville, MD 20850

SUB-ADVISOR

Flexible Plan Investments, Ltd.

3883 Telegraph Road, Suite 100

Bloomfield Hills, MI 48302

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2015 - $50,000

2016 - $52,000

(b)	Audit-Related Fees

2015 - None

2016 - None

(c)	Tax Fees

2015 - $10,000

2016 - $10,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 – None

2016 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2015	2016
Audit-Related Fees:	100%	100%
Tax Fees:	100%	100%
All Other Fees:	100%	100%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $10,000

2016 - $10,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 11/16/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 11/16/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 11/16/16